Share-based compensation - Disclosure of expenses of share-based payments arrangements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	€ 8,710	€ 6,276	€ (8,656)
Stock option plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	7,894	5,152	1,916
Free ordinary shares program
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	1,501	1,514	719
Phantom shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	€ (685)	€ (390)	€ (11,291)